Financial instruments per category	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial instruments per category	Financial instruments per category
The following tables present the Group’s financial instruments per category

Amounts in thousands USD	As of December 31, 2022	As of December 31, 2021
Current asset instruments at amortized cost
Trade receivables	$52,743	$42,061
Other receivables	2,354	4,094
Total current asset instruments at amortized cost	55,097	46,155
Non-current asset instruments at amortized cost
Other long-term receivables	571	422
Total non-current asset instruments at amortized cost	571	422
Total financial assets	$55,668	$46,577
Financial liabilities: Interest-bearing loans and borrowings

Amounts in thousands USD	Interest Rate	Maturity	As of December 31, 2022
Current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	2.5%-11%	2023	$2,113
Non-current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	2.5%-11%	2023-2032	$7,322
Total interest-bearing loans and borrowings			$9,435

Amounts in thousands USD	Interest Rate	Maturity	As of December 31, 2021
Current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	6.25%-11%	2022	$2,952
Non-current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	6.25%-11%	2022-2031	$5,427
Total interest-bearing loans and borrowings			$8,379

Loan from shareholder and other interest-bearing loan

The loan from shareholder and the other interest-bearing loan were converted to equity on May 25, 2020. These loans had been previously payable on demand as repayment timing was not specified in the loan agreement. Accrued interest was capitalized annually on the last calendar day of each year. The conversion was made without any premium or penalty.

Loan Facility

During the year ended December 31, 2019 the Group entered into a loan facility in the amount of $110 million with Bridgepoint Credit and DNB AB (Publ) as part of the financing of the Olink Acquisition (Facilities). During the year ended December 31, 2020 we amended our debt structure under the existing loan facility with Bridgepoint Credit and DNB AB (Publ), increasing the total commitment under the facilities to $137.6 million . The effective date of the amended agreement was December 23, 2020.

A total of $63.5 million had been drawn down under the term Facility B, adjusted for transaction costs of $1.8 million. The loans were raised in USD and EUR to match revenue streams in USD and EUR. The remaining undrawn credit under the facilities was $74.1 million. Under the terms of the Facilities, the Group pledged the assets, including patents and other intellectual property, of its subsidiary, Olink Proteomics Inc.

On March 30, 2021, we repaid $65.6 million of outstanding loan facilities plus accrued interest of $1.9 million using the net proceeds from the offering and had no outstanding loan balances. As of December 31, 2022, we had $75.1 million in cash at bank and no outstanding loan balances or related pledged assets.
Other financial liabilities

Amounts in thousands USD	As of December 31, 2022	As of December 31, 2021
Other financial liabilities at amortized cost
Advance invoiced customers	$1,694	$5,447
Accounts payable	6,885	8,668
Total other current financial liabilities	$8,579	$14,115
Fair values
To provide an indication about the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards.

Level 1: Quoted (unadjusted) market prices in active markets for identical assets or liabilities

Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

Management assessed that the fair values of cash at bank, accounts receivables, other receivables, accounts payable, and advance payments from customers approximate their carrying amounts largely due to the short-term maturities of these instruments.
Changes in Liabilities attributable to financing activities
The following tables show changes in liabilities attributable to financing activities for the Group respectively:

Amounts in thousands USD	Current Interest bearing liabilities (excluding current lease liabilities)	Current lease liabilities	Non-current Interest bearing liabilities (excluding Non-current lease liabilities)	Non- current lease liabilities	Total liabilities from financing activities
Liabilities as of January 1, 2020	$42,720	$1,414	$53,228	$3,050	$100,412
Cash flows	—	(1,490)	7,930	—	6,440
Non cash-flow:
New leases	—	637	—	474	1,111
Foreign exchange adjustments	—	153	143	196	492
Other	(42,720)	1,432	374	(1,430)	(42,344)
Liabilities as of December 31, 2020	$—	$2,146	$61,675	$2,290	$66,111
Cash flows	—	(2,845)	(63,315)	—	(66,160)
Non cash-flow:
New leases	—	1,379	—	5,320	6,699
Foreign exchange adjustments	—	(133)	(58)	222	31
Other	—	2,405	1,698	(2,405)	1,698
Liabilities as of December 31, 2021	$—	$2,952	$—	$5,427	$8,379
Cash flows	—	(2,908)	—	—	(2,908)
Non cash-flow:
New leases	—	438	—	2,386	2,824
Foreign exchange adjustments	—	(78)	—	(272)	(350)
Other	—	1,709	—	(219)	1,490
Liabilities as of December 31, 2022	$—	$2,113	$—	$7,322	$9,435